SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) shares in Millions, $ in Millions	Nov. 29, 2021 shares	Jun. 21, 2021 USD ($) shares	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of operating segments | segment			3
Loan payable to Brookfield Business Partners		$ 1,900	$ 228	$ 0
Common shares transferred (in shares) | shares	7	7
Goodwill			$ 6,914	$ 2,216